Average Annual Total Returns - Federated Hermes Adjustable Rate Fund	IS 1 Year	IS 5 Years	IS 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	SS Return After Taxes on Distributions 1 Year	SS Return After Taxes on Distributions 5 Years	SS Return After Taxes on Distributions 10 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	SS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	2.64%	0.98%	0.94%	2.54%	0.96%	0.93%	1.58%	0.44%	0.52%	1.50%	0.50%	0.54%	2.93%	[1]	1.25%	[1]	0.83%	[1]

[1]	The ICE BofA 1-Year US Treasury Note Index (formerly named ICE BofAML 1-Year US Treasury Note Index) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.